Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	Appian Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38098
Entity Tax Identification Number	54-1956084
Entity Address, State or Province	VA
Entity Address, City or Town	McLean
Entity Address, Address Line One	7950 Jones Branch Drive
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	442-8844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	APPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001441683